Great East Japan Earthquake (Details) (JPY ¥) In Millions	12 Months Ended
Mar. 31, 2011
Great East Japan Earthquake (Textuals) [Abstract]
Incremental losses and expenses including repair, removal and cleaning costs directly related to the damage caused by the disaster	¥ 10,897
Disposal or impairments of fixed assets	7,668
Other loss and expenses	11,821
Insurance policies for damages	13,000
Property and casualty [Member]
Great East Japan Earthquake (Textuals) [Abstract]
Recovery from insurance claim	¥ 10,841